Cover	Feb. 18, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 18, 2026, Avalon Globocare Corp. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) reporting the Company and Wenzhao Lu (the “Purchaser”) entered into an Amended and Restated Membership Interest Purchase Agreement (the “Amended MIPA”), pursuant to which the Company sold to the Purchaser 100% of the membership interests of Avalon RT 9 Properties, LLC, a wholly owned subsidiary of the Company (“Avalon RT9”). Avalon RT9 was the owner of real property located at 4400 Route 9 South, Freehold, New Jersey 07728 , where the Company maintains its principal office space. The Original Report indicated that pro forma financial information required by Item 9.01(b) of Form 8-K would be filed by amendment.
Document Period End Date	Feb. 18, 2026
Entity File Number	001-38728
Entity Registrant Name	AVALON GLOBOCARE CORP.
Entity Central Index Key	0001630212
Entity Tax Identification Number	47-1685128
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4400 Route 9 South
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
City Area Code	(732)
Local Phone Number	780-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false